Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ (3)	$ (2)	$ (2)	$ (14)	$ 20
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	65	65	39	178	112
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	159	$ 159	$ 120	468	$ 297
Global banking and markets [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 1			$ 1